Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000120605 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Percent of Net Short Exposure	(0.70%)
C000120605 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	20.20%
Percent of Net Short Exposure	(0.10%)
C000120605 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
Percent of Net Short Exposure	(0.10%)
C000120605 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
Percent of Net Short Exposure	(0.10%)
C000120605 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Percent of Net Short Exposure	0.00%
C000120605 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	(0.10%)
C000120605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120605 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Percent of Net Short Exposure	0.00%
C000120605 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.00%
C000120605 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120605 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000120605 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120605 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000120605 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000120605 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
C000120605 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
C000120605 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120605 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000120605 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000120605 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000120605 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120605 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120605 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.60%)
C000120605 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120605 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120605 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Percent of Net Short Exposure	(0.70%)
C000120608 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	20.20%
Percent of Net Short Exposure	(0.10%)
C000120608 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
Percent of Net Short Exposure	(0.10%)
C000120608 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
Percent of Net Short Exposure	(0.10%)
C000120608 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Percent of Net Short Exposure	0.00%
C000120608 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	(0.10%)
C000120608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120608 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Percent of Net Short Exposure	0.00%
C000120608 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.00%
C000120608 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120608 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000120608 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120608 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000120608 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000120608 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
C000120608 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
C000120608 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120608 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000120608 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000120608 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000120608 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120608 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120608 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.60%)
C000120608 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120608 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120608 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Percent of Net Short Exposure	(0.70%)
C000120609 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	20.20%
Percent of Net Short Exposure	(0.10%)
C000120609 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
Percent of Net Short Exposure	(0.10%)
C000120609 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
Percent of Net Short Exposure	(0.10%)
C000120609 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Percent of Net Short Exposure	0.00%
C000120609 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	(0.10%)
C000120609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120609 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Percent of Net Short Exposure	0.00%
C000120609 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.00%
C000120609 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120609 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000120609 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120609 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000120609 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000120609 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
C000120609 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
C000120609 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120609 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000120609 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000120609 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000120609 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120609 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120609 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.60%)
C000120609 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120609 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120609 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Investment Companies
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Percent of Net Short Exposure	(0.70%)
C000120610 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	20.20%
Percent of Net Short Exposure	(0.10%)
C000120610 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
Percent of Net Short Exposure	(0.10%)
C000120610 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
Percent of Net Short Exposure	(0.10%)
C000120610 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Percent of Net Short Exposure	0.00%
C000120610 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	6.00%
Percent of Net Short Exposure	(0.10%)
C000120610 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
Percent of Net Short Exposure	0.00%
C000120610 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
Percent of Net Short Exposure	0.00%
C000120610 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
Percent of Net Short Exposure	0.00%
C000120610 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000120610 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Percent of Net Short Exposure	0.00%
C000120610 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Percent of Net Short Exposure	(0.10%)
C000120610 | Apple, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000120610 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
C000120610 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
C000120610 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.30%
C000120610 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
C000120610 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
C000120610 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
C000120610 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
C000120610 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
C000120610 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
C000120610 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Short Exposure	(0.60%)
C000120610 | Invesco CurrencyShares Euro Currency Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Yelp, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Snap-on, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Amphenol Corp.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Blackstone Mortgage Trust, Inc.
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000120610 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000120610 | Chatham Lodging Trust
Holdings [Line Items]
Percent of Net Short Exposure	0.00%
C000133671 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133671 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000133671 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133671 | Cooper Cos., Inc. (The) - FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133671 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133671 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133671 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133671 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133671 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133671 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133671 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000133671 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133671 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133671 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000133671 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000133671 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133671 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133671 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133671 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133671 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000133672 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133672 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000133672 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133672 | Cooper Cos., Inc. (The) - FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133672 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133672 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133672 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133672 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133672 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133672 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133672 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000133672 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133672 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133672 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000133672 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000133672 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133672 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133672 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133672 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133672 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000133673 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133673 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000133673 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133673 | Cooper Cos., Inc. (The) - FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133673 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133673 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133673 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133673 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133673 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133673 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133673 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000133673 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133673 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133673 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000133673 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000133673 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133673 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133673 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133673 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133673 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000133674 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133674 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000133674 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133674 | Cooper Cos., Inc. (The) - FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133674 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133674 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133674 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133674 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133674 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133674 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133674 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000133674 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133674 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133674 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000133674 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000133674 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133674 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133674 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133674 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133674 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000133677 | Mastercard, Inc., Class A - FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000133677 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000133677 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000133677 | Cooper Cos., Inc. (The) - FR_216648501
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000133677 | Eaton Corp. PLC - FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133677 | IQVIA Holdings, Inc. - FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133677 | Amphenol Corp., Class A - FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000133677 | Charles Schwab Corp. (The) - FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133677 | Automatic Data Processing, Inc. - FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000133677 | Roper Technologies, Inc. - FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133677 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000133677 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133677 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000133677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000133677 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000133677 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133677 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133677 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133677 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000133677 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000141783 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141783 | Compass Group PLC - FR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141783 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141783 | Schneider Electric SE - FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141783 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141783 | Lonza Group AG (REG) - FR_733337901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141783 | Keyence Corp. - FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141783 | Cellnex Telecom SA - FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Pan Pacific International Holdings Corp. - FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141783 | Kerry Group PLC, Class A - FR_451957906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000141783 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000141783 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141783 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000141783 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141783 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141783 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141783 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141783 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141783 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141783 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141783 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141783 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141783 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141783 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | 11852636
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000141783 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000141783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000141783 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141783 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141783 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141783 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000141783 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141785 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141785 | Compass Group PLC - FR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141785 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141785 | Schneider Electric SE - FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141785 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141785 | Lonza Group AG (REG) - FR_733337901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141785 | Keyence Corp. - FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141785 | Cellnex Telecom SA - FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Pan Pacific International Holdings Corp. - FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141785 | Kerry Group PLC, Class A - FR_451957906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000141785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000141785 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141785 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000141785 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141785 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141785 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141785 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141785 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141785 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141785 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141785 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | 11852636
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000141785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000141785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000141785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141785 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000141785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000141786 | SAP SE - FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141786 | Compass Group PLC - FR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141786 | ASML Holding NV - FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141786 | Schneider Electric SE - FR_483410007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141786 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141786 | Lonza Group AG (REG) - FR_733337901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141786 | Keyence Corp. - FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000141786 | Cellnex Telecom SA - FR_BX90C0905
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Pan Pacific International Holdings Corp. - FR_626986905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141786 | Kerry Group PLC, Class A - FR_451957906
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000141786 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000141786 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000141786 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000141786 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141786 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141786 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141786 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141786 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141786 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141786 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141786 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141786 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141786 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141786 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | 11852636
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000141786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000141786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000141786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000141786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000141786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141786 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141786 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000141786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%